SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount		$ 250,000
Cash, Uninsured Amount		2,727,928	$ 0
Contract liability		25,000	0
Inventory		381,002
Advertising expenses		33,595	58,961
Environmental remediation		$ 22,207
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stockholders' equity, reverse stock split	1-for-300 reverse stock split
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset		5 years
Customer List [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset		10 years
License [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset		10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated fair lives of long lived asset		10 years